Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Useful Lives of Property Plant and Equipment	The estimated useful lives are as follows:
Buildings	20 years
Computer software	10 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Office equipment	3-5 years
Motor vehicles	5 years
Mechanical equipment	3-10 years

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives are as follows:
Land use right	50 years
Software	18 - 65 months
Technologies	1 - 10 years
Patents	2 - 10 years
License	20 years
Long-term contract	9.25 years

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The financial asset carried at fair value on a recurring basis as of December 31, 2024 and 2023 is as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance

Short-term investments
As of December 31, 2024	$215,375	$4,691,385	$-	$4,906,760
As of December 31, 2023	$496,122	$-	$-	$496,122

Schedule of Future Lease Collections Generated from Contracts Already Signed

Future minimum undiscounted lease collections from the contracts existed as of December 31, 2024 were as follows:

As of December 31, 2024
2025	$1,236,270
2026	1,119,370
2027	1,119,370
2028	1,164,145
2029	1,164,145
Thereafter	6,055,417
Total	$11,858,717